INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Effective Income tax (as percent)	(12.80%)	0.10%	(1.60%)	0.10%	35.00%
Statutory tax rate (as a percent)	35.00%		35.00%
Tax benefit (expense)			$ (326,000)	$ 392,000	$ (524,000)	$ 324,000
Liability or expense			$ 0		$ 0	$ 0